Derivative Financial Instruments and Hedging Activities Summary of Interest Rate Swaps Outstanding (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Notes due 2013 [Member]
Derivative [Line Items]
Notional amount	$ 200
Basis for contracted floating interest rate paid	6 month LIBOR + 2.15%
Derivative, Fixed Interest Rate	4.90%
Derivative, Variable Interest Rate	2.67%
Notes due 2014 [Member]
Derivative [Line Items]
Notional amount	100
Basis for contracted floating interest rate paid	6 month LIBOR + 2.60%
Derivative, Fixed Interest Rate	5.95%
Derivative, Variable Interest Rate	3.26%
Notes due 2017 [Member]
Derivative [Line Items]
Notional amount	150
Basis for contracted floating interest rate paid	1 month LIBOR + 4.26%
Derivative, Fixed Interest Rate	5.30%
Derivative, Variable Interest Rate	4.47%
Notes due 2018 [Member]
Derivative [Line Items]
Notional amount	415
Basis for contracted floating interest rate paid	6 month LIBOR + 3.18%
Derivative, Fixed Interest Rate	5.60%
Derivative, Variable Interest Rate	3.70%
Notes due 2019 [Member]
Derivative [Line Items]
Notional amount	300
Basis for contracted floating interest rate paid	3 month LIBOR + 5.07%
Derivative, Fixed Interest Rate	6.95%
Derivative, Variable Interest Rate	5.38%
Debentures due 2019 [Member]
Derivative [Line Items]
Notional amount	25
Basis for contracted floating interest rate paid	6 month LIBOR + 3.84%
Derivative, Fixed Interest Rate	8.875%
Derivative, Variable Interest Rate	4.36%
Debentures due 2024 [Member]
Derivative [Line Items]
Notional amount	25
Basis for contracted floating interest rate paid	6 month LIBOR + 2.48%
Derivative, Fixed Interest Rate	7.625%
Derivative, Variable Interest Rate	3.12%
Debentures due 2029 [Member]
Derivative [Line Items]
Notional amount	50
Basis for contracted floating interest rate paid	6 month LIBOR + 2.57%
Derivative, Fixed Interest Rate	7.65%
Derivative, Variable Interest Rate	3.09%
Debentures due 2034 [Member]
Derivative [Line Items]
Notional amount	$ 25
Basis for contracted floating interest rate paid	6 month LIBOR + 0.28%
Derivative, Fixed Interest Rate	5.45%
Derivative, Variable Interest Rate	0.88%